Current and deferred income tax - Deferred income tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 226,959	R$ 203,043
Deferred tax liabilities	(730,896)	(773,393)
Deferred tax assets	R$ (66,414)	R$ (110,227)	R$ (32,575)
Nominal tax rate	34.00%	34.00%	34.00%
Limitation on utilization of loss carryforward, percent of taxable profit	30.00%
Tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	R$ 93,242	R$ 93,242
Deferred tax assets		78,832
Allowance for expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	90,892	59,739
Deferred tax assets	31,153	12,612
Labor provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	19,036	2,303
Deferred tax assets	16,733	(21,259)
Lease contract
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	3,937	7,147
Deferred tax assets	(3,210)	(1,247)
Provision for revenue cancellation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	4,131	990
Deferred tax assets	3,141	(436)
Provision for contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	4,521	923
Deferred tax assets	3,598	(1,201)
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	11,200	38,699
Deferred tax assets	(27,499)	14,943
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	226,959	203,043
Deferred tax assets	23,916	82,244
Deferred tax liability (asset)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	226,959	203,043
Deferred tax assets	66,414	110,227
Intangible assets on business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(730,896)	(773,394)
Deferred tax assets	42,498	27,983
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(730,896)	(773,394)
Deferred tax assets	R$ 42,498	R$ 27,983